Property, plant and equipment	6 Months Ended
Jun. 30, 2025
Property, plant and equipment
Property, plant and equipment

10.Property, plant and equipment

(a)Acquisitions and disposals

During the six months ended 30 June 2025, the Group acquired assets with a cost of $32,759 thousand (30 June 2024: $28,723 thousand). This includes costs incurred for mine development amounting to $14,022 thousand (30 June 2024: $11,318 thousand) and additions to assets under construction amounting to of $18,706 thousand of $18,706 thousand (30 June 2024: $17,149 thousand).

(b)Depreciation

During the six months ended 30 June 2025, the Group recognised $37,882 thousand (30 June 2024: $34,096 thousand) of depreciation expense in cost of goods sold.